                                                              Rule 497(e)
                                                              File No. 333-11283

                              STYLE SELECT SERIES
                          Aggressive Growth Portfolio
                           Large-Cap Value Portfolio
                                Value Portfolio
                           Small-Cap Value Portfolio
                         International Equity Portfolio
                                (Class Z Shares)


    Aggressive Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio and International Equity Portfolio (each, a 'Portfolio' and collectively, the 'Portfolios') are five of eight separate series of Style Select Series, Inc., which is an open-end management investment company organized as a Maryland Corporation (the 'Fund'). The Fund is managed by SunAmerica Asset Management Corp. The assets of each Portfolio are normally allocated among at least three investment advisers. More general information about the Portfolios can be found in the attached Prospectus dated March 2, 1998 (the 'Retail Class Prospectus'), which is incorporated by reference into this Prospectus.


    Aggressive Growth Portfolio seeks long-term growth of capital by investing generally in equity securities of small and medium-sized companies. The Advisers for Aggressive Growth Portfolio are Janus Capital Corporation, SunAmerica Asset Management Corp., and Warburg Pincus Asset Management, Inc. ('Warburg').

    Large-Cap Value Portfolio seeks long-term growth of capital by investing in equity securities of large-sized companies using a 'value' style of investing. The Advisers for Large-Cap Value Portfolio are David L. Babson & Co., Inc., Davis Selected Advisers, L.P. ('Davis') and Wellington Management Company, LLP.


    Value Portfolio seeks long-term growth of capital by investing in equity securities (without regard to the size of the issuer), using a 'value' style of investing. The Advisers for Value Portfolio are Davis, Neuberger&Berman, LLC and Strong Capital Management, Inc.


    Small-Cap Value Portfolio seeks long-term growth of capital by investing in equity securities of small-sized companies using a 'value' style of investing. The Advisers for Small-Cap Value Portfolio are Berger Associates, Inc., Lazard Asset Management and The Glenmede Trust Company.


    International Equity Portfolio seeks long-term growth of capital by investing in equity securities of issuers in countries other than the United States. The Advisers for International Equity Portfolio are Rowe Price-Fleming International, Inc., Bankers Trust Company and Warburg.



    Class Z shares are offered exclusively for sale to participants in the SunAmerica Profit Sharing and Retirement Plan, an employee benefit plan sponsored by Fidelity Investments (the '401(k) Plan' or the 'Plan'). CLASS Z SHARES ARE ONLY AVAILABLE IN THE FOLLOWING STATES: AK, AL, AZ, CA, CO, CT, DC, FL, GA, IA, ID, IL, IN, KS, KY, LA, MA, MD, MI, MN, MO, MS, NC, NH, NJ, NM, NY, OH, OK, OR, PA, SC, SD, TN, TX, UT, VA, WA AND WI. Only Class Z shares are offered through this Prospectus. The Portfolios also offer Class A, Class B and

Class C shares through the Retail Class Prospectus. Further information regarding Class A, Class B and Class C shares can be obtained by calling (800) 858-8850.


    Shares of the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank through which such shares may be sold, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


    This Prospectus explains concisely what you should know before investing in Class Z shares of the Portfolios. Please read it carefully before investing and retain it for future reference. You can find more detailed information about the Portfolios in the Statement of Additional Information dated March 2, 1998 which is incorporated by reference into this Prospectus, and further information about the performance of the Portfolios in the Fund's Annual Report to Shareholders, which may be obtained without charge by contacting the Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017 or by calling (800) 858-8850.


--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
     COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                         Prospectus dated April 1, 1998

                            SUMMARY OF FUND EXPENSES

                                                        AGGRESSIVE    LARGE-CAP                 SMALL-CAP    INTERNATIONAL
                                                          GROWTH        VALUE        VALUE        VALUE         EQUITY
                                                        PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                         CLASS Z       CLASS Z      CLASS Z      CLASS Z        CLASS Z
                                                        ----------    ---------    ---------    ---------    -------------
Shareholder Transaction Expenses
  Maximum Initial Sales Load.........................       None         None         None         None           None
  Maximum Sales Load on Reinvested Dividends.........       None         None         None         None           None
  Maximum Deferred Sales Load........................       None         None         None         None           None
  Redemption Fees....................................       None         None         None         None           None
  Exchange Fees......................................       None         None         None         None           None
Annual Fund Operating Expenses (1) (as a percentage
  of net assets)
  Management Fees....................................      1.00%        1.00%        1.00%        1.00%          1.10%
  12b-1 Fees.........................................       None         None         None         None           None
  Other Expenses (net of fee waivers/expense
    reimbursements)(2)...............................      0.21%        0.21%        0.21%        0.21%          0.36%
Total Operating Expenses (net of fee waivers/ expense
  reimbursements) (2)................................      1.21%        1.21%        1.21%        1.21%          1.46%
  Actual expenses may be greater or less than those shown.


------------------

(1) Estimated based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended October 31, 1997.


(2) Absent fee waivers/expense reimbursements, estimated annual Other Expenses and Total Operating Expenses would be: Aggressive Growth Portfolio 0.39% and 1.39%, Large-Cap Value Portfolio 0.56% and 1.56%, Value Portfolio 0.37% and 1.37%, Small-Cap Value Portfolio 0.58% and 1.58%, and International Equity Portfolio 0.73% and 1.83%.


EXAMPLE:

  You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The 5% return and the expenses used in this example should not be considered indicative of actual or expected performance or expenses both of which will vary:

                                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                                ------    -------    -------    --------
Aggressive Growth Portfolio

  (Class Z shares)...........................................................    $ 70      $  96      $ 124       $204
Large-Cap Value Portfolio
  (Class Z shares)...........................................................    $ 70      $  96      $ 124       $204
Value Portfolio
  (Class Z shares)...........................................................    $ 70      $  96      $ 124       $204
Small-Cap Value Portfolio
  (Class Z shares)...........................................................    $ 70      $  96      $ 124       $204
International Equity Portfolio
  (Class Z shares)...........................................................    $ 72      $ 104      $ 137       $232

  The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

THE FOLLOWING INFORMATION SUPPLEMENTS 'MANAGEMENT OF THE FUND--THE DISTRIBUTOR' IN THE RETAIL CLASS PROSPECTUS.

    SunAmerica Capital Services, Inc. serves as the Distributor of Class Z shares and incurs the expenses of distributing the Portfolios' Class Z shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. There is no distribution plan in effect for the Class Z shares.

THE FOLLOWING INFORMATION SUPPLEMENTS 'MANAGEMENT OF THE FUND--ADMINISTRATOR' IN THE RETAIL CLASS PROSPECTUS.

    SunAmerica Fund Services, Inc. serves as the Administrator for Class Z shares and may receive reimbursement from the Fund of its costs through a fee, none of which is reimbursed by or paid for by the Class Z shares of the Portfolios. The Class Z shares, however, pays all direct transfer agency fees and out-of-pocket expenses.

THE FOLLOWING INFORMATION SUPPLEMENTS 'DIVIDENDS, DISTRIBUTIONS AND TAXES-- TAXES' IN THE RETAIL CLASS PROSPECTUS.

    As a qualified plan, the 401(k) Plan generally pays no federal income tax. Individual participants in the 401(k) Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the 401(k) Plan.

    The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER 'PURCHASE OF SHARES' AND 'REDEMPTION OF SHARES' IN THE RETAIL CLASS PROSPECTUS.

    Class Z shares of the Portfolios are offered exclusively for sale to participants in the 401(k) Plan. Such shares may be purchased or redeemed only by the 401(k) Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Portfolio shares through the Plan will be of Class Z shares.

    The net asset value per share at which shares of the Portfolios are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

THE FOLLOWING INFORMATION SUPPLEMENTS 'EXCHANGE PRIVILEGE' IN THE RETAIL CLASS PROSPECTUS.

    Class Z shareholders of one Portfolio may exchange their shares for Class Z shares of Aggressive Growth Portfolio, Large-Cap Value Portfolio, Value Portfolio, Small-Cap Value Portfolio or International Equity Portfolio on the basis of relative net asset value per share. Class Z shareholders may also exchange their shares for shares of any other Fund offered through the 401(k) Plan. See 'Purchase of Shares' above.

THE FOLLOWING INFORMATION SUPPLEMENTS 'DETERMINATION OF NET ASSET VALUE' IN THE RETAIL CLASS PROSPECTUS.


    Because Class Z shares are not subject to any distribution or service fees, the net asset value per share of the Class Z shares will generally be higher than the net asset value per share of each of Class A, Class B and Class C shares, except following the payment of dividends and distributions.


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER 'GENERAL INFORMATION--SHAREHOLDER INQUIRIES' IN THE RETAIL CLASS PROSPECTUS.

    Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the 401(k) Plan should be directed to the Fidelity Participant Center at (800) 835-5098.

                                       3